Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments
Schedule of future minimum payments for operating leases and other commitments, primarily programming

        Future minimum payments for these commitments and other commitments, primarily programming, are as follows (amounts in thousands):

Year Ending December 31,	Operating Leases	Other Commitments	Total
2015	$55	$7,402	$7,457
2016	10	2,971	2,981
2017	—	647	647
2018	—	114	114
2019 and thereafter	—	106	106

Total	$65	$11,240	$11,305